Income Taxes	11 Months Ended
Feb. 02, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The following is a reconciliation of the federal statutory income tax rate to income tax expense in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Federal income tax at the statutory rate	$(69)	$758	$787
State income taxes, net of federal benefit	(2)	47	49
(Benefit) expense from foreign operations	49	(63)	(55)
Other	5	—	3
Goodwill impairment (non-deductible)	287	—	—
Income tax expense	$270	$742	$784
Effective income tax rate	(138.3)%	34.3%	34.9%

Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates by jurisdiction was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
United States	$281	$1,644	$1,893
Outside the United States	(477)	522	354
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	$(196)	$2,166	$2,247

Income tax expense was comprised of the following in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Current:
Federal	$204	$515	$775
State	(2)	61	77
Foreign	66	72	50
	268	648	902
Deferred:
Federal	27	91	(113)
State	(2)	11	(2)
Foreign	(23)	(8)	(3)
	2	94	(118)
Income tax expense	$270	$742	$784

Deferred taxes are the result of differences between the bases of assets and liabilities for financial reporting and income tax purposes. Deferred tax assets and liabilities were comprised of the following ($ in millions):

	February 2, 2013	March 3, 2012
Accrued property expenses	$194	$146
Other accrued expenses	119	108
Deferred revenue	153	128
Compensation and benefits	95	103
Stock-based compensation	137	157
Loss and credit carryforwards	266	310
Other	125	121
Total deferred tax assets	1,089	1,073
Valuation allowance	(228)	(204)
Total deferred tax assets after valuation allowance	861	869
Property and equipment	(343)	(376)
Goodwill and intangibles	(127)	(118)
Inventory	(90)	(85)
Other	(22)	(27)
Total deferred tax liabilities	(582)	(606)
Net deferred tax assets	$279	$263

Deferred tax assets and liabilities included in our Consolidated Balance Sheets were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Other current assets	$228	$226
Other assets	66	53
Other current liabilities	(5)	—
Other long-term liabilities	(10)	(16)
Net deferred tax assets	$279	$263

At February 2, 2013, we had total net operating loss carryforwards from international operations of $160 million, of which $117 million will expire in various years through 2028 and the remaining amounts have no expiration. Additionally, we had acquired U.S. federal net operating loss carryforwards of $25 million which expire between 2023 and 2030, and U.S. federal foreign tax credits of $81 million which expire between 2015 and 2023.

At February 2, 2013, a valuation allowance of $228 million had been established, of which $75 million is against U.S. federal foreign tax credit carryforwards, $4 million is against capital loss carryforwards, and $149 million is against certain international net operating loss carryforwards and other international deferred tax assets. The $24 million increase from March 3, 2012, is primarily due to a valuation allowance on the U.S. federal foreign tax credit carryforward, partially offset by the decrease in valuation allowances against international net operating loss carryforwards.

We have not provided deferred taxes on unremitted earnings attributable to foreign operations that have been considered to be reinvested indefinitely. These earnings relate to ongoing operations and were $2.5 billion at February 2, 2013. It is not practicable to determine the income tax liability that would be payable if such earnings were not indefinitely reinvested.

The following table provides a reconciliation of changes in unrecognized tax benefits for fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Balance at beginning of period	$387	$359	$393
Gross increases related to prior period tax positions	10	69	36
Gross decreases related to prior period tax positions	(22)	(35)	(90)
Gross increases related to current period tax positions	37	43	40
Settlements with taxing authorities	(10)	(20)	—
Lapse of statute of limitations	(19)	(29)	(20)
Balance at end of period	$383	$387	$359

Unrecognized tax benefits of $231 million and $239 million at February 2, 2013, and March 3, 2012, respectively, would favorably impact our effective income tax rate if recognized.

We recognize interest and penalties (not included in the "unrecognized tax benefits" above), as well as interest received from favorable tax settlements, as components of income tax expense. Interest expense of $8 million was recognized in fiscal 2013 (11-month). At February 2, 2013, and March 3, 2012, we had accrued interest of $85 million and $79 million, respectively. No penalties were recognized in fiscal 2013 (11-month) or accrued for at February 2, 2013, and March 3, 2012, respectively.

We file a consolidated U.S. federal income tax return, as well as income tax returns in various states and foreign jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before fiscal 2004.

Because existing tax positions will continue to generate increased liabilities for us for unrecognized tax benefits over the next 12 months, and since we are routinely under audit by various taxing authorities, it is reasonably possible that the amount of unrecognized tax benefits will change during the next 12 months. An estimate of the amount or range of such change cannot be made at this time. However, we do not expect the change, if any, to have a material effect on our consolidated financial condition, results of operations or cash flows within the next 12 months.